Subsequent Events - Schedule of Balance Sheet Data and Pro Forma Balance Sheet Data (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Initial Public Offering [Line Items]
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,033,526	$ 2,417,256	$ 1,779,251	$ 29,891
Loan guarantee and financing fees	1,516,631	1,907,502		497,798
Deferred initial public offering costs	2,473,763	3,343,289		1,611,273
Accounts payable and accrued expenses	4,885,145	4,578,761		4,317,121
Notes Payable, Current Portion	4,530,640	3,836,567		100,000
Line of credit	2,989,577	2,871,200
Notes Payable, Long-Term	2,148,494	2,440,683		1,912,365
Warrant liability	7,518,000	12,549,000		11,113,000	4,270,000	1,436,000
Common stock	135	135		130
Additional paid-in capital	25,067,388	24,970,255		23,220,672
Accumulated deficit	(46,591,619)	(48,934,585)		(42,268,958)
Series A Preferred Stock
Initial Public Offering [Line Items]
Warrant liability				220,000	63,000	27,000
Preferred Stock, value	59	59		59
Series B Preferred Stock
Initial Public Offering [Line Items]
Warrant liability	215,000	230,000		1,160,000	314,000
Preferred Stock, value	182	182		182
Pro Forma Options Outstanding
Initial Public Offering [Line Items]
Cash and cash equivalents	5,180,934
Loan guarantee and financing fees	1,085,438
Deferred initial public offering costs	2,473,763
Accounts payable and accrued expenses	3,551,914
Notes Payable, Current Portion	1,583,515
Line of credit	1,989,577
Warrant liability	518,000
Common stock	429
Additional paid-in capital	48,452,631
Accumulated deficit	$ (53,488,959)